North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 10.3%
	CONSUMER DISCRETIONARY - 0.4%
	Hotels, Restaurants & Leisure - 0.4%
4,019	Starbucks Corp.	$395,148
	TOTAL CONSUMER DISCRETIONARY	395,148

	CONSUMER STAPLES - 0.8%
	Beverages - 0.6%
10,453	The Coca-Cola Co.	637,737
	Household Products - 0.2%
1,591	Procter & Gamble	255,276
	TOTAL CONSUMER STAPLES	893,013

	ENERGY - 1.2%
	Oil, Gas & Consumable Fuels - 1.2%
7,276	Chevron Corp.	955,557
3,039	Valero Energy Corp.	252,146
	TOTAL ENERGY	1,207,703

	FINANCIALS - 0.1%
	Capital Markets - 0.1%
136	BlackRock, Inc.	111,920
	TOTAL FINANCIALS	111,920

	HEALTH CARE - 1.6%
	Biotechnology - 0.5%
3,873	AbbVie Inc.	530,175
	Health Care Equipment & Supplies - 0.3%
3,565	Baxter International Inc.	304,594
	Health Care Providers & Services - 0.4%
3,695	CVS Health Corp.	393,554
	Pharmaceuticals - 0.4%
7,652	Pfizer Inc.	403,184
	TOTAL HEALTH CARE	1,631,507

	INDUSTRIALS - 2.4%
	Air Freight & Logistics - 0.3%
1,871	United Parcel Service, Inc. - Class B	378,335
	Building Products - 0.6%
8,254	Johnson Controls International plc[1]	599,818

	Commercial Services & Supplies - 0.3%
2,213	Waste Management, Inc.	332,924
	Electrical Equipment - 0.8%
2,625	Eaton Corp. PLC[1]	415,879
1,429	Rockwell Automation, Inc.	413,295
		829,174
	Machinery - 0.4%
1,777	Illinois Tool Works, Inc.	415,676
	TOTAL INDUSTRIALS	2,555,927

	INFORMATION TECHNOLOGY - 3.0%
	Communications Equipment - 0.3%
1,320	Motorola Solutions, Inc.	306,161
	IT Services - 0.6%
5,418	Paychex, Inc.	638,024
	Semiconductors & Semiconductor Equipment - 1.3%
1,078	Broadcom Inc.	631,578
3,913	Qualcomm Inc.	687,749
		1,319,327
	Software - 0.8%
2,699	Microsoft Corp.	839,335
	TOTAL INFORMATION TECHNOLOGY	3,102,847

	MATERIALS - 0.8%
	Metals & Mining - 0.8%
21,025	Barrick Gold Corp.[1]	402,629
6,475	Newmont Corp.	396,076
	TOTAL MATERIALS	798,705

	TOTAL COMMON STOCKS
	(Cost $9,978,438)	10,696,770

	PREFERRED STOCKS - 2.4%
	COMMUNICATION SERVICES - 0.6%
	Diversified Telecommunication Services - 0.6%
	AT&T Inc.
22,918	4.750%, Perpetual	563,095
	TOTAL COMMUNICATION SERVICES	563,095

	FINANCIALS - 1.8%
	Banks - 0.7%
	First Republic Bank
30,000	4.500%, Perpetual	713,100

	Insurance - 1.1%
	American International Group, Inc.
23,000	5.850%, Perpetual	607,660
	MetLife, Inc.
23,000	4.750%, Perpetual	579,140
		1,186,800
	TOTAL FINANCIALS	1,899,900

	TOTAL PREFERRED STOCKS
	(Cost $2,232,074)	2,462,995

	PURCHASED CALL OPTION - 0.2%
125	S&P500 EMINI FUT Mar22, Expiration Date: March 2022, Exercise Price $4,700.00	195,540
	TOTAL PURCHASED CALL OPTION
	(Cost $195,540)	195,540

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
35,956	Armada Hoffler Properties, Inc.	504,463
11,450	Gaming and Leisure Properties, Inc.	517,311
17,786	Invitation Homes Inc.	746,656
68,400	New Residential Investment Corp.	728,460
17,013	Phillips Edison & Co., Inc.	536,250
5,322	Prologis, Inc.	834,596
11,511	Realty Income Corp.	798,978
4,861	Simon Property Group, Inc.	715,539
28,687	Starwood Property Trust, Inc.	710,003
	TOTAL REITS
	(Cost $5,561,497)	6,092,256

Principal Amount	ASSET BACKED SECURITIES - 2.3%
	Citigroup Mortgage Loan Trust 2006-HE1
$32,992	0.648% (1 Month LIBOR USD + 0.540%), 01/25/2036[3]	33,016
	Foundation Finance Trust 2017-1
149,959	3.300%, 07/15/2033[2]	151,028
	OASIS 2020-2 LLC
178,845	4.262%, 05/15/2032[2]	179,375
	Oasis Securitization Funding LLC
793,767	2.143%, 10/15/2033[2]	791,670
	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ2
9,646	0.798% (1 Month LIBOR USD + 0.690%), 05/25/2035[3]	9,656
	Planet Fitness Master Issuer LLC
1,250,000	3.250%, 12/05/2051[2]	1,247,430
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,415,273)	2,412,175

	CORPORATE BONDS - 62.5%
	COMMUNICATION SERVICES - 3.6%
	Diversified Telecommunicaiton Services - 1.4%
	T-Mobile USA, Inc.
1,500,000	3.500%, 04/15/2031[2]	1,465,950
	Entertainment - 1.6%
	Netflix Inc.
500,000	5.875%, 11/15/2028	580,085
1,000,000	4.875%, 06/15/2030[2]	1,115,070
		1,695,155
	Wireless Telecommunication Services - 0.6%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,3]	592,677
	TOTAL COMMUNICATION SERVICES	3,753,782

	CONSUMER DISCRETIONARY - 4.7%
	Automobiles - 3.5%
	Ford Motor Credit Co. LLC
500,000	2.900%, 02/10/2029	474,588
1,000,000	3.625%, 06/17/2031	986,760
	General Motors Financial Co., Inc.
1,000,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[3]	1,127,550
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[1]	1,084,409
		3,673,307
	Leisure Products - 1.2%
	Mattel, Inc.
1,250,000	3.750%, 04/01/2029[2]	1,236,287
	TOTAL CONSUMER DISCRETIONARY	4,909,594

	CONSUMER STAPLES - 0.9%
	Food Products - 0.9%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
1,000,000	3.000%, 02/02/2029[1,2]	982,840
	TOTAL CONSUMER STAPLES	982,840

	ENERGY - 5.5%
	Oil, Gas & Consumable Fuels - 5.5%
	Cheniere Energy, Inc.
1,000,000	4.625%, 10/15/2028	1,016,665
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,3]	878,000
	Energy Transfer LP
1,100,000	6.625% (3 Month LIBOR USD + 4.155%), 08/15/2028[3]	1,043,625
	Occidental Petroleum Corp.
1,000,000	6.125%, 01/01/2031	1,155,875

	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
500,000	4.000%, 01/15/2032[2]	498,625
	Transcanada Trust
700,000	5.500% (SOFR + 4.416%), 09/15/2079[1,3]	737,625
	Western Midstream Operating, LP
400,000	5.300%, 02/01/2030	417,504
	TOTAL ENERGY	5,747,919

	FINANCIALS - 30.0%
	Banks - 23.1%
	Australia and New Zealand Banking Group Ltd.
1,250,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[1,3]	1,394,794
	Banco Bilbao Vizcaya Argentaria, S.A.
1,000,000	6.500% (5 Year CMT Rate + 5.192%), 06/05/2025[1,3]	1,041,250
	Banco Santander S.A.
1,000,000	4.750% (5 Year CMT Rate + 3.753%), 08/12/2169[1,3]	963,500
	Bank of America Corp.
850,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[3]	916,895
	Barclays PLC
1,000,000	4.375% (5 Year CMT Rate + 3.410%), 12/15/2154[1,3]	946,600
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[1,3]	783,296
	Citigroup Inc.
1,300,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[3]	1,287,000
	CoBank ACB
1,000,000	4.250% (5 Year CMT Rate + 3.049%), 07/01/2170[3]	1,000,000
	Commerzbank Aktiengesellschaft
1,000,000	7.000% (5 Year Swap Rate USD + 5.228%), 04/09/2171[1,3]	1,050,667
	Credit Agricole S.A.
1,000,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/20491,2.3	1,086,775
	Danske Bank A/S
1,000,000	4.375% (5 Year CMT Rate + 3.387%), 05/18/2171[1,3]	968,125
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[3]	1,032,500
	HSBC Holdings PLC
1,000,000	6.000% (5 Year Swap Rate EUR + 5.338%), 03/29/2164[1,3]	1,203,832
	Huntington Bancshares Inc.
1,000,000	4.450% (7 Year CMT Rate + 4.045%), 03/15/2168[3]	1,035,000
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[3]	563,235
	ILFC E-Capital Trust I
840,000	3.370% (3 Month LIBOR USD + 1.550%), 12/21/2065[2,3]	699,493
	JPMorgan Chase & Co.
1,100,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[3]	1,178,457

	Lloyds Banking Group plc
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[1,3]	769,710
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	342,168
	NatWest Group plc
500,000	8.000% (5 Year Swap Rate USD + 5.720%), 12/29/2049[1,3]	563,913
700,000	6.000% (5 Year CMT Rate + 5.625%), 09/29/2166[1,3]	738,920
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[3]	538,795
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[1,3]	823,036
	Societe Generale SA
700,000	4.750% (5 Year CMT Rate + 3.931%), 11/26/2166[1,3]	693,287
	SVB Financial Group
500,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169[3]	486,610
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[3]	1,090,000
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[1,3]	764,887
		23,962,745
	Capital Markets - 3.8%
	The Bank of New York Mellon Corp.
900,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[3]	950,625
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025[3]	539,500
240,000	7.000% (3 Month LIBOR USD + 4.820%), 02/28/2049[3]	242,100
	Credit Suisse Group AG
1,000,000	5.250% (5 Year CMT Rate + 4.889%), 08/11/2027[3]	999,700
	Deutsche Bank AG
600,000	4.789% (5 Year Swap Rate USD + 4.358%), 04/30/2165[1,3]	580,743
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[3]	134,375
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	263,999
	State Street Corp.
250,000	3.800% (3 Month LIBOR USD + 3.597%), 12/29/2049[3]	251,112
		3,962,154
	Consumer Finance - 0.5%
	Ally Financial Inc.
500,000	4.700% (H15T7Y + 3.481%), 11/15/2169[3]	496,250

	Insurance - 2.6%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	796,250
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,414,000
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	513,158
		2,723,408
	TOTAL FINANCIALS	31,144,557

	HEALTH CARE - 2.5%
	Biotechnology - 1.2%
	Perrigo Finance Unlimited Co.
1,300,000	3.150%, 06/15/2030[1]	1,252,424
	Health Care Providers & Services - 1.3%
	Centene Corp.
1,400,000	2.500%, 03/01/2031	1,301,482
	TOTAL HEALTH CARE	2,553,906

	INDUSTRIALS - 7.5%
	Aerospace & Defense - 1.6%
	The Boeing Co.
1,500,000	5.150%, 05/01/2030	1,690,625
	Airlines - 2.9%
	American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
1,500,000	5.750%, 04/20/2029[1,2]	1,538,190
	Delta Air Lines, Inc.
600,000	4.500%, 10/20/2025[1,2]	622,998
125,000	4.375%, 04/19/2028	127,577
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
700,000	6.500%, 06/20/2027[2]	744,922
		3,033,687
	Commercial Services & Supplies - 1.1%
	Syngenta Finance N.V.
1,000,000	5.182%, 04/24/2028[1]	1,102,233
	Industrial Conglomerates - 1.9%
	General Electric Co.
2,000,000	3.533% (3 Month LIBOR USD + 3.330%), 09/15/2169[3]	1,965,000
	TOTAL INDUSTRIALS	7,791,545

	MATERIALS - 3.7%
	Metals & Mining - 3.7%
	Alcoa Nederland Holding B.V.
1,200,000	6.125%, 05/15/2028[1,2]	1,276,800
	Freeport-McMoRan Inc.
1,800,000	4.625%, 08/01/2030	1,875,636
	Teck Resources Ltd.
700,000	3.900%, 07/15/2030[1]	731,676
	TOTAL MATERIALS	3,884,112

	UTILITIES - 4.1%
	Electric Power Generation, Transmission and Distribution - 1.0%
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	984,182
	Electric Utilities - 1.8%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	1,032,500
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,3]	848,437
		1,880,937
	Multi-Utilities - 1.3%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	670,154
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	680,290
		1,350,444
	TOTAL UTILITIES	4,215,563

	TOTAL CORPORATE BONDS
	(Cost $65,140,125)	64,983,818

	U.S. GOVERNMENT NOTES/BONDS - 1.5%
	United States Treasury Note/Bond
1,000,000	1.750%, 03/31/2022	1,002,546
575,000	0.125%, 04/30/2022	574,888
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $1,577,791)	1,577,434

	FOREIGN GOVERNMENT NOTES/BONDS - 1.3%
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[1]	766,374
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	611,318
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $1,367,176)	1,377,692

	MORTGAGE BACKED SECURITIES - 7.2%
	Fannie Mae-Aces
5,901,480	0.666%, 05/25/2022[4]	59
3,860,000	1.381%, 08/25/2028[4]	306,267
3,483,989	1.260%, 03/26/2029[4]	269,406
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[4]	319,653
	Freddie Mac Multifamily Structured Pass Through Certificates
10,867,684	0.968%, 01/25/2026[4]	338,950
2,700,000	1.798%, 04/25/2030[4]	359,661
2,074,000	1.868%, 04/25/2030[4]	286,847
3,332,000	1.600%, 08/25/2030[4]	408,936
8,200,000	1.721%, 09/25/2041[4]	202,068
1,835,000	3.176%, 04/25/2048[4]	412,097
2,035,000	2.631%, 01/25/2049[4]	388,967
1,715,000	2.620%, 02/25/2049[4]	333,866
	FREMF 2016-K55 Mortgage Trust
400,000	4.163%, 04/25/2049[2,4]	416,065
	FREMF 2016-K59 Mortgage Trust
63,802,525	0.100%, 11/25/2049[2]	234,819
	Government National Mortgage Association
2,424,664	0.822%, 12/16/2056[4]	121,149
4,881,248	1.269%, 09/16/2060[4]	479,688
1,377,967	0.984%, 11/16/2060[4]	112,448
7,709,905	1.004%, 05/16/2063[4]	667,901
4,168,259	0.984%, 05/16/2063[4]	347,350
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[2]	1,525,699
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $7,253,019)	7,531,896

	SHORT TERM INVESTMENT - 5.0%
5,185,687	First American Treasury Obligations Fund - Class X, 0.01%[5]	5,185,687
	TOTAL SHORT TERM INVESTMENT
	(Cost $5,185,687)	5,185,687

TOTAL INVESTMENTS - 98.6%
(Cost $100,906,620)	102,516,263
Other Assets in Excess of Liabilities - 1.4%	1,405,927
TOTAL NET ASSETS - 100.0%	$103,922,190

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1] Foreign security denominated in U.S. Dollars.
[2]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2022, the value of these securities total $15,814,037 which represents 15.22% of total net assets.

[3] Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2022.
[4] Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2022.
[5] The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square Strategic Income Fund
SCHEDULE OF OPTIONS WRITTEN
As of January 31, 2022 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS
	Chevron Corp.
72	Expiration: April 2022, Exercise Price: $145.00	$945,576	$10,296
	Paychex, Inc.
54	Expiration: March 2022, Exercise Price: $125.00	635,904	8,100
	Prologis, Inc.
53	Expiration: March 2022, Exercise Price: $170.00	831,146	4,770
	Valero Energy Corp.
30	Expiration: March 2022, Exercise Price: $90.00	248,910	4,170
	Microsoft Corp.
26	Expiration: April 2022, Exercise Price: $355.00	808,548	5,993
	Procter & Gamble
15	Expiration: April 2022, Exercise Price: $175.00	240,675	1,103
	Rockwell Automation, Inc.
14	Expiration: April 2022, Exercise Price: $320.00	404,908	4,340
	Broadcom Inc.
10	Expiration: February 2022, Exercise Price: $700.00	585,880	225
			38,997
	TOTAL WRITTEN OPTIONS
	(Premium received $4,138)		$38,997

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of January 31, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
US Ultra Bond Cbt	20	Mar-22	$3,778,750	$3,772,705	$6,045	$-
Total Purchase Contracts			$3,778,750	$3,772,705	$6,045	$-

Sale Contracts:
S&P500 Emini Future	(28)	Mar-22	$6,305,950	$6,256,418	$-	$(49,532)
US 5Yr Note (Cbt)	(79)	Mar-22	9,417,047	9,466,147	49,100	-
Long Gilt Future	(11)	Mar-22	1,804,263	1,845,838	41,575	-
Euro-Bund Future	(4)	Mar-22	759,942	779,981	20,039	-
US 10Yr Note (Cbt)	(10)	Mar-22	1,279,688	1,272,949	-	(6,739)
US 10Yr Ultra Future	(15)	Mar-22	2,142,422	2,206,602	64,180	-
Total Sale Contracts			$21,709,312	$21,827,935	$174,894	$(56,271)
Total Futures Contracts			$(17,930,562)	$(18,055,230)	$180,939	$(56,271)
Net Unrealized Appreciation					$124,668

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	3.0%
Industrials	2.4%
Health Care	1.6%
Energy	1.2%
Consumer Staples	0.8%
Materials	0.8%
Consumer Discretionary	0.4%
Financials	0.1%
Total Common Stocks	10.3%
Preferred Stocks
Financials	1.8%
Communication Services	0.6%
Total Preferred Stocks	2.4%
Purchased Call Option	0.2%
REITs	5.9%
Asset Backed Securities	2.3%
Corporate Bonds
Financials	30.0%
Industrials	7.5%
Energy	5.5%
Consumer Discretionary	4.7%
Utilities	4.1%
Materials	3.7%
Communication Services	3.6%
Health Care	2.5%
Consumer Staples	0.9%
Total Corporate Bonds	62.5%
U.S. Government Notes/Bonds	1.5%
Foreign Government Notes/Bonds	1.3%
Mortgage Backed Securities	7.2%
Short-Term Investment	5.0%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1,2]	$10,696,770	$-	$-	$10,696,770
Preferred Stocks[1,2]	2,462,995	-	-	2,462,995
Purchased Call Option	-	195,540	-	195,540
REITs[1]	6,092,256	-	-	6,092,256
Asset Backed Securities	-	2,412,175	-	2,412,175
Corporate Bonds[2]	-	64,983,818	-	64,983,818
U.S. Government Notes/Bonds	-	1,577,434	-	1,577,434
Foreign Government Notes/Bonds	-	1,377,692	-	1,377,692
Mortgage Backed Securities	-	7,531,896	-	7,531,896
Short-Term Investment	5,185,687	-	-	5,185,687
Total Investments	$24,437,708	$78,078,555	$-	$102,516,263

Futures Contracts**
Long	$6,045	$-	$-	$6,045
Short	118,623	-	-	118,623
Total Futures Contracts	$124,668	$-	$-	$124,668

[1]	All common stocks, preferred stocks, and REITs held in the Fund are Level 1 securities.
[2]	For a detailed break-out of common stocks, preferred stocks and corporate bonds by major sector and industry classification, please refer to the
Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized depreciation at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Strategic Income Fund
Beginning balance October 31, 2021	$655,358
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain (loss)	(4,247)
Total unrealized appreciation (depreciation)	(279)
Net purchases	-
Net sales	(650,832)
Balance as of January 31, 2022	$-